Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) uSD	Dec. 31, 2024 USD ($) uSD	Dec. 31, 2023 USD ($) uSD	Dec. 31, 2022 USD ($) uSD	Dec. 31, 2021 USD ($) uSD
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, we are providing the information below to illustrate the relationship between the SEC-defined compensation actually paid (“CAP”) and various measures used to gauge the Company’s financial performance in conformance with Item 402(v) of Regulation S-K. CAP is calculated in accordance with Item 402(v) of Regulation S-K and differs from compensation shown in the Summary Compensation Table on page 40 for the CEO and other NEOs. See below for a reconciliation of the total compensation shown in the Summary Compensation Table to CAP. The Compensation Committee does not utilize CAP as the basis for making compensation decisions. For further information concerning our compensation philosophy and how we align executive compensation with our performance, see the Compensation Discussion and Analysis section beginning on page 25.
The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2021, 2022, 2023, 2024 and 2025 and our financial performance for each such fiscal year:

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based on(3)		Net Income ($)	Adjusted EBITDA ($)(4)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)
2025	2,408,910	2,017,104	1,151,445	1,000,748	190	70	15,881,000	29,005,000
2024	2,241,872	2,647,343	1,087,215	1,227,807	213	80	14,965,000	29,173,000
2023	2,371,861	4,206,220	1,139,797	1,765,153	190	73	15,666,000	30,342,000
2022	2,241,962	1,987,036	1,091,234	1,016,795	91	100	21,856,000	14,965,000
2021	2,118,609	1,715,235	909,767	778,886	88	118	(22,180,000)	(4,892,000)

Named Executive Officers, Footnote	Total compensation earned during the fiscal year as presented within the Summary Compensation Table during each year in the table above. Mr. Vince Kelly is represented as the principal executive officer ("PEO") for the years shown. For performance years 2025, 2024, 2023 and 2022, Mr. Calvin Rice, Mr. Michael Wallace and Ms. Sharon Woods Keisling are represented as the non-PEO NEOs. For the performance year 2021, Mr. Michael Wallace and Ms. Sharon Woods Keisling are represented as the non-PEO NEOs.
Peer Group Issuers, Footnote	Total Shareholder Return is cumulative for the measurement periods beginning on December 31, 2020 and ending on the last fiscal day in 2025, 2024, 2023, 2022 and 2021, respectively, calculated in accordance with Item 201(e) of Regulation S-K. “Peer Group” represents the S&P Composite 1500 Healthcare Technology Index for each year disclosed in the table.
PEO Total Compensation Amount	$ 2,408,910	$ 2,241,872	$ 2,371,861	$ 2,241,962	$ 2,118,609
PEO Actually Paid Compensation Amount	$ 2,017,104	2,647,343	4,206,220	1,987,036	1,715,235
Adjustment To PEO Compensation, Footnote	A: The following adjustments were made to the total compensation paid to the PEO and the average total compensation paid to the Non-PEO NEOs to arrive at CAP, in accordance with SEC rules.
Non-PEO NEO Average Total Compensation Amount	$ 1,151,445	1,087,215	1,139,797	1,091,234	909,767
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,000,748	1,227,807	1,765,153	1,016,795	778,886
Adjustment to Non-PEO NEO Compensation Footnote	CAP to our NEOs represents the "Total" compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted for the adjustments in Exhibit A.
Compensation Actually Paid vs. Total Shareholder Return
CAP versus Company TSR and Peer Group TSR
TSR amounts reported in the graph assume an initial fixed investment of $100 and that all dividends, if any, were reinvested.
As shown in the chart above, the PEO and other NEOs CAP amounts are directionally aligned with the Company’s TSR. In 2023, the PEO and NEOs CAP amounts included increases in fair value of awards due to the change in the grant date stock price as compared to the fair value at the end of the year as a result of the increase in stock price. We believe the use of equity awards in the Long-Term Incentive Plan strengthens the alignment between our executives’ compensation plans and stockholders’ interests. The TSR peer group is based on the S&P Composite 1500 Health Care Technology Index, which reflects the Company’s industry sector. The Company’s five-year cumulative TSR was above that of the S&P Composite 1500 Health Care Technology Index.

Compensation Actually Paid vs. Net Income
CAP versus Net Income

As shown in the chart above, the Company’s net income has increased over the five-year measurement period. The changes in CAP for the PEO and other NEOs are not proportionally correlated with changes in net income over the same measurement period. This is due in part to PEO and other NEO compensation being largely equity-based compensation, as well as the impacts of the impairments and change in valuation allowance on net income in accordance with GAAP. In addition, while net income is one of several factors used to assess Company performance, the Company generally does not use net income as a metric to determine compensation levels or incentive plan payout.

Compensation Actually Paid vs. Company Selected Measure
CAP versus Adjusted EBITDA
As shown in the chart above, the PEO and other NEOs’ CAP amounts are directionally aligned with the Company-selected measure of adjusted EBITDA. As discussed in the Long-Term Incentive Plan for 2025 on page 35, adjusted EBITDA is a key performance metric for 2025. However, performance-based equity awarded under the Long-Term Incentive Plan is generally based on a three-year performance period, and the value upon vesting is reflective of the prior three-year performance period. Additionally, while we believe adjusted EBITDA is the most important financial performance measure used by us to link compensation actually paid to our NEOs for the most recently completed fiscal year, this metric was not used by us to link NEO compensation to Company performance in fiscal years ended December 31, 2022 or 2021.

Total Shareholder Return Amount	$ 190	213	190	91	88
Peer Group Total Shareholder Return Amount	70	80	73	100	118
Net Income (Loss)	$ 15,881,000	$ 14,965,000	$ 15,666,000	$ 21,856,000	$ (22,180,000)
Company Selected Measure Amount | uSD	29,005,000	29,173,000	30,342,000	14,965,000	(4,892,000)
Additional 402(v) Disclosure
Analysis of the Information Presented in the Pay versus Performance Table
In accordance with Item 402(v) of Regulation S-K, we are providing the following graphic descriptions of the relationships between compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with (i) our cumulative TSR, (ii) our Peer Group TSR, (iii) our net income, and (iv) our adjusted EBITDA, in each case, for the fiscal years ended December 31, 2021, 2022, 2023, 2024 and 2025.

PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (391,806)	$ 405,471	$ 1,834,359	$ (254,926)	$ (403,374)
PEO | SPOK Stock Award Value in Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(999,996)	(999,993)	(799,999)	(999,992)	(999,997)
PEO | SPOK Fair Value of Equity Awards granted and unvested at FYE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	684,838	864,020	1,260,072	789,016	698,565
PEO | SPOK Fair Value of Equity Awards granted and vested at FYE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	136,965	172,794	252,014	157,797	139,707
PEO | SPOK Change In Value Of Prior Year Awards Unvested At FYE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(123,172)	37,119	561,848	(68,285)	(98,118)
PEO | SPOK Change In Value Of Prior Year Awards That vested at FYE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(90,441)	331,531	569,261	(71,660)	(109,529)
PEO | SPOK Fair Value of Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(8,837)	(61,802)	(34,002)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(150,697)	140,592	625,356	(74,439)	(130,881)
Non-PEO NEO | SPOK Stock Award Value in Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(385,414)	(385,406)	(304,167)	(337,497)	(369,995)
Non-PEO NEO | SPOK Fair Value of Equity Awards granted and unvested at FYE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	263,954	333,005	479,091	266,295	258,469
Non-PEO NEO | SPOK Fair Value of Equity Awards granted and vested at FYE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	52,782	66,591	95,811	53,254	51,688
Non-PEO NEO | SPOK Change In Value Of Prior Year Awards Unvested At FYE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(47,471)	14,113	189,625	(19,120)	(36,304)
Non-PEO NEO | SPOK Change In Value Of Prior Year Awards That vested at FYE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(34,548)	112,289	167,470	(20,064)	(27,404)
Non-PEO NEO | SPOK Fair Value of Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (2,474)	$ (17,307)	$ (7,335)